Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS — 99.11% Shares Fair Value
Communications — 9.70%
Alphabet, Inc., Class A 13,600 $ 2,609,840
Meta Platforms, Inc., Class A 2,700 2,088,288
T-Mobile US, Inc. 5,000 1,192,050
Walt Disney Co. (The) 7,200 857,592
6,747,770
Consumer Discretionary — 10.37%
Amazon.com, Inc.
(a)
11,400 2,668,854
Carnival Corp.
(a)
39,000 1,161,030
PulteGroup, Inc. 10,400 1,174,368
Restaurant Brands International, Inc. 16,400 1,112,904
TJX Cos., Inc. (The) 8,800 1,095,864
7,213,020
Consumer Staples — 5.32%
Keurig Dr Pepper, Inc. 14,000 457,100
Kimberly-Clark Corp. 4,500 560,790
Kroger Co. (The) 19,200 1,345,920
Sysco Corp. 16,800 1,337,280
3,701,090
Energy — 2.99%
Diamondback Energy, Inc. 7,400 1,100,084
Schlumberger Ltd. 29,000 980,200
2,080,284
Financials — 13.77%
American Express Co. 4,400 1,316,964
Bank of America Corp. 1,000 47,270
Bank of New York Mellon Corp. (The) 14,800 1,501,460
Interactive Brokers Group, Inc., Class A 23,200 1,520,992
JPMorgan Chase & Co. 4,600 1,362,704
Reinsurance Group of America, Inc. 6,400 1,231,680
Visa, Inc., Class A 3,600 1,243,692
Wells Fargo & Co. 16,800 1,354,584
9,579,346
Health Care — 8.29%
AbbVie, Inc. 6,700 1,266,434
Align Technology, Inc.
(a)
5,600 722,456
Eli Lilly & Co. 1,600 1,184,112
IQVIA Holdings, Inc.
(a)
7,100 1,319,606
McKesson Corp. 1,840 1,276,114
5,768,722
Industrials — 7.37%
Delta Air Lines, Inc. 20,600 1,096,126
L3Harris Technologies, Inc. 5,000 1,374,100
Parker-Hannifin Corp. 1,640 1,200,316
Vertiv Holdings Co., Class A 10,000 1,456,000
5,126,542

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS — 99.11% - (continued) Shares Fair Value
Materials — 1.88%
CRH plc 13,700 $ 1,307,665
Real Estate — 1.96%
Gaming and Leisure Properties, Inc. 15,000 683,700
Iron Mountain, Inc. 7,000 681,520
1,365,220
Technology — 35.12%
Accenture plc, Class A 4,400 1,175,240
Adobe, Inc.
(a)
3,200 1,144,608
Apple, Inc. 18,100 3,757,017
Broadcom, Inc. 6,200 1,820,940
Lam Research Corp. 15,000 1,422,600
Microsoft Corp. 9,400 5,014,900
NVIDIA Corp. 30,600 5,442,822
ServiceNow, Inc.
(a)
1,200 1,131,744
Synopsys, Inc.
(a)
2,100 1,330,287
Uber Technologies, Inc.
(a)
12,100 1,061,775
Workday, Inc., Class A
(a)
4,900 1,123,962
24,425,895
Utilities — 2.34%
CenterPoint Energy, Inc. 21,300 826,866
PPL Corp. 22,400 799,456
1,626,322
Total Common Stocks (Cost $42,324,949) 68,941,876
MONEY MARKET FUNDS — 0.90%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(b)
625,623 625,623
Total Money Market Funds (Cost $625,623) 625,623
Total Investments — 100.01% (Cost $42,950,572) 69,567,499
Liabilities in Excess of Other Assets — (0.01)% (3,813)
NET ASSETS — 100.00% $ 69,563,686
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS — 98.23% Shares Fair Value
Communications — 1.90%
Magnite, Inc.
(a)
24,460 $ 562,825
Consumer Discretionary — 8.92%
Acushnet Holdings Corp. 6,855 545,795
Boot Barn Holdings, Inc.
(a)
3,270 562,113
Group 1 Automotive, Inc. 1,127 464,493
Kontoor Brands, Inc. 7,089 394,574
Modine Manufacturing Co.
(a)
5,044 678,721
2,645,696
Consumer Staples — 3.21%
e.l.f. Beauty, Inc.
(a)
4,943 599,042
Simply Good Foods Co. (The)
(a)
11,560 352,118
951,160
Energy — 3.54%
Civitas Resources, Inc. 9,431 286,325
SM Energy Co. 12,743 351,580
Weatherford International plc 7,286 412,023
1,049,928
Financials — 18.90%
Atlantic Union Bancshares Corp. 16,672 528,502
AXIS Capital Holdings Ltd. 5,723 537,046
Evercore, Inc., Class A 2,507 754,958
Pinnacle Financial Partners, Inc. 4,918 432,243
PJT Partners, Inc., Class A 2,965 529,608
Primerica, Inc. 1,966 522,229
SouthState Corp. 5,701 536,863
Stifel Financial Corp. 5,442 621,041
Synovus Financial Corp. 11,766 555,826
Wintrust Financial Corp. 4,593 587,812
5,606,128
Health Care — 14.94%
Alkermes plc
(a)
8,042 213,033
Axsome Therapeutics, Inc.
(a)
4,698 476,283
Cytokinetics, Inc.
(a)
6,670 251,059
Denali Therapeutics, Inc.
(a)
18,250 252,398
Ensign Group, Inc. (The) 3,871 580,650
Insmed, Inc.
(a)
5,075 544,445
Ionis Pharmaceuticals, Inc.
(a)
5,637 242,278
Lantheus Holdings, Inc.
(a)
7,194 512,141
Madrigal Pharmaceuticals, Inc.
(a)
1,000 302,510
TG Therapeutics, Inc.
(a)
8,624 306,152
TransMedics Group, Inc.
(a)
3,939 468,623
Viking Therapeutics, Inc.
(a)
8,633 281,177
4,430,749
Industrials — 16.38%
Applied Industrial Technologies, Inc. 2,238 607,617
Cactus, Inc., Class A 7,756 328,156

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS — 98.23% - (continued) Shares Fair Value
Industrials — 16.38% - (continued)
Clean Harbors, Inc.
(a)
2,280 $ 537,646
FTI Consulting, Inc.
(a)
3,010 500,714
Hub Group, Inc., Class A 12,949 453,474
Installed Building Products, Inc. 2,373 480,034
MYR Group, Inc.
(a)
3,221 623,264
Powell Industries, Inc. 2,801 664,118
SPX Technologies, Inc.
(a)
3,637 663,352
4,858,375
Materials — 3.76%
Avient Corp. 10,813 341,366
Eagle Materials, Inc. 1,668 374,116
Element Solutions, Inc. 16,896 398,746
1,114,228
Real Estate — 5.16%
Agree Realty Corp. 7,032 504,195
STAG Industrial, Inc. 15,508 532,390
Tanger Factory Outlet Centers, Inc. 16,410 492,628
1,529,213
Technology — 18.58%
Agilysys, Inc.
(a)
5,312 605,992
CSG Systems International, Inc. 8,511 531,596
ExlService Holdings, Inc.
(a)
11,002 477,817
Fabrinet
(a)
2,255 730,011
i3 Verticals, Inc., Class A
(a)
16,967 474,737
Integral Ad Science Holding Corp.
(a)
41,763 342,457
PDF Solutions, Inc.
(a)
18,887 419,858
SPS Commerce, Inc.
(a)
3,232 351,852
Ultra Clean Holdings, Inc.
(a)
24,362 548,632
Veeco Instruments, Inc.
(a)
20,554 427,112
Verint Systems, Inc.
(a)
28,193 599,947
5,510,011
Utilities — 2.94%
Chesapeake Utilities Corp. 3,474 416,463
Clearway Energy, Inc., Class C 14,003 456,918
873,381
Total Common Stocks (Cost $24,367,264) 29,131,694
MONEY MARKET FUNDS — 1.80%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(b)
534,432 534,432
Total Money Market Funds (Cost $534,432) 534,432
Total Investments — 100.03% (Cost $24,901,696) 29,666,126
Liabilities in Excess of Other Assets — (0.03)% (8,122)
NET ASSETS — 100.00% $ 29,658,004

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.

Dana Epiphany Equity Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
COMMON STOCKS — 98.93% Shares Fair Value
Communications — 9.80%
Alphabet, Inc., Class A 11,400 $ 2,187,660
Alphabet, Inc., Class C 3,000 578,580
AT&T, Inc. 37,000 1,014,170
Magnite, Inc.
(a)
51,000 1,173,510
Meta Platforms, Inc., Class A 2,800 2,165,632
7,119,552
Consumer Discretionary — 10.36%
Amazon.com, Inc.
(a)
11,800 2,762,498
Autoliv, Inc. 9,200 1,026,260
Genuine Parts Co. 8,000 1,031,040
PulteGroup, Inc. 10,000 1,129,200
Tapestry, Inc. 14,600 1,577,238
7,526,236
Consumer Staples — 5.19%
Kimberly-Clark Corp. 9,600 1,196,352
Kroger Co. (The) 18,600 1,303,860
Sysco Corp. 16,000 1,273,600
3,773,812
Energy — 3.02%
Diamondback Energy, Inc. 7,600 1,129,816
Schlumberger Ltd. 31,500 1,064,700
2,194,516
Financials — 12.20%
American Express Co. 4,600 1,376,826
Bank of America Corp. 32,000 1,512,640
Bank of New York Mellon Corp. (The) 17,000 1,724,650
JPMorgan Chase & Co. 5,200 1,540,448
Reinsurance Group of America, Inc. 7,100 1,366,395
Visa, Inc., Class A 3,900 1,347,333
8,868,292
Health Care — 8.33%
Align Technology, Inc.
(a)
6,800 877,268
IQVIA Holdings, Inc.
(a)
7,000 1,301,020
ResMed, Inc. 4,800 1,305,312
STERIS plc 5,700 1,290,993
Zoetis, Inc., Class A 8,800 1,282,952
6,057,545
Industrials — 7.33%
Clean Harbors, Inc.
(a)
4,600 1,084,726
Howmet Aerospace, Inc. 7,200 1,294,344
Johnson Controls International plc 12,800 1,344,000
Vertiv Holdings Co., Class A 11,000 1,601,600
5,324,670
Materials — 1.92%
CRH plc 14,600 1,393,570

Dana Epiphany Equity Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
COMMON STOCKS — 98.93% - (continued) Shares Fair Value
Real Estate — 1.99%
Iron Mountain, Inc. 8,000 $ 778,880
STAG Industrial, Inc. 19,500 669,435
1,448,315
Technology — 36.54%
Accenture plc, Class A 4,800 1,282,080
Apple, Inc. 19,000 3,943,830
Broadcom, Inc. 6,500 1,909,050
Cisco Systems, Inc. 20,000 1,361,600
Fiserv, Inc.
(a)
6,900 958,686
Lam Research Corp. 15,600 1,479,504
Microsoft Corp. 9,900 5,281,650
NVIDIA Corp. 32,500 5,780,775
ServiceNow, Inc.
(a)
1,160 1,094,019
Synopsys, Inc.
(a)
2,200 1,393,634
Uber Technologies, Inc.
(a)
10,000 877,500
Workday, Inc., Class A
(a)
5,200 1,192,776
26,555,104
Utilities — 2.25%
Portland General Electric Co. 19,000 781,280
PPL Corp. 24,000 856,560
1,637,840
Total Common Stocks (Cost $51,936,649) 71,899,452
MONEY MARKET FUNDS — 1.10%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(b)
802,661 802,661
Total Money Market Funds (Cost $802,661) 802,661
Total Investments — 100.03% (Cost $52,739,310) 72,702,113
Liabilities in Excess of Other Assets — (0.03)% (22,653)
NET ASSETS — 100.00% $ 72,679,460
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.